Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Effective tax rate (federal and state blended rate	21.00%	21.05%
Net operating loss carryovers value	$ 5,600,000	$ 3,200,000
Annual taxable income rate	80.00%
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ 5,300,000	700,000
Pre tax loss amount	5,500,000	5,600,000
Net deferred tax assets valuation allowance
Accrued tax, penalties and interest		44,600
Accrual tax balance shares (in Shares)	44,600
Deferred Tax Asset [Member]
Income Taxes [Line Items]
Net deferred tax assets valuation allowance	$ 13,200,000	$ 12,200,000
United States [Member]
Income Taxes [Line Items]
Effective tax rate (federal and state blended rate	17.00%	17.00%
Tax Year 2037 [Member]
Income Taxes [Line Items]
Net operating loss carryovers value	$ 29,300,000
Tax Year 2042 [Member]
Income Taxes [Line Items]
Net operating loss carryovers value	$ 400,000